EMPLOYEE AND DIRECTOR BENEFITS - Weighted Average Assumptions (Details) - Share-based Payment Arrangement, Option - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	2.50%	2.50%
Weighted average volatility	65.43%	29.15%
Expected life in years	6 years 6 months	6 years 8 months 4 days
Risk-free interest rate	0.81%	1.56%
Weighted average grant date fair value (in dollars per share)	$ 9.77	$ 4.22